Convertible Notes	6 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES
18	CONVERTIBLE NOTES

On December 16, 2024, the Group issued to OSN Streaming; a senior unsecured convertible note in the principal amount of USD 12,000,000, which is convertible into Group’s Ordinary Shares, par value USD 0.001 per share, subject to certain conditions and limitations set forth in the Convertible Note, between the Group and OSN Streaming. The Convertible Note contains customary events of default, bears interest at a fixed rate of 11.0% per annum, due and payable in full two years following the date on which the Convertible Note is deemed issued, unless earlier repurchased, converted or redeemed prior to such date in accordance with the applicable terms set forth in the Convertible Note. The Note Purchase Agreement also provides OSN Streaming with the right to purchase up to an additional USD 33,000,000 principal amount of the Convertible Note within 24 months of the closing of the deal. On February 7, 2025, the Group drew down an additional USD 20,000,000 under the Note Purchase Agreement, increasing the aggregate principal amount outstanding under the Convertible Note to USD 32,000,000.

The table below presents the changes in the convertible notes:

	2025	2024
	USD	USD

At January 1	12,047,667	-
Additions – convertible notes	19,274,509	12,000,000
Interest accrued	1,571,069	47,667
At December 31	32,893,245	12,047,667

Management has assessed the terms of the Convertible Notes in accordance with IAS 32 – Financial Instruments: Presentation and has determined that the conversion feature embedded within the note meets the definition of a derivative financial instrument. The embedded derivative is not considered to be closely related to the host debt instrument and, as such, has been bifurcated and recognized separately in the balance sheet at fair value.

As at the reporting date, the fair value of the embedded derivative has been determined by management to be USD 776,570 (At December 31, 2024: USD 609,320). This amount has been recognized as a financial liability under derivative financial instruments in the statement of financial position.

Subsequent changes in the fair value of the embedded derivative will be recognized through the statement of comprehensive profit or loss.